Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Stockholders' Equity and Comprehensive Income (Loss)
Unrealized loss (gain) on derivatives designated and qualified as cash flow hedges, tax	$ 2,718	$ 874	$ 2,625	$ 1,537	$ (4,829)